Investment In Millburn Multi-Markets Trading L.P. (Tables) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2014
Millburn Multi-Markets Trading L.P. [Member]
Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund

	2014	2013

U.S. Feeder	73.17%	59.64%
Cayman Feeder	5.51	3.60
Cayman SPC Feeder (1)	-	23.54

Total	78.68%	86.78%
(1) For the period January 1, 2014 , through September 30, 2014.
Schedule Of Capital Withdrawls Payable

	2014	2013
Direct investors (2)	$800,925	$1,509,279
U.S. Feeder	838,054	7,461,925
Cayman Feeder	100,900	-

Total	$1,739,879	$8,971,204

(2) Includes General Partner redemptions, of $300,000 and profit share of $500,925, totaling $800,925, at December 31, 2014, and $9,279, at December 31, 2013.